SHARE BASED COMPENSATION - Ordinary shares issued to management (Details) - CNY (¥) ¥ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summary of share based compensation recognized related to share options granted and ordinary shares
Shares approved					3,518,000	35,867,400
Share based compensation			¥ 290,630	¥ 353,151	¥ 508,162
Unrecognized compensation cost	¥ 11,261		¥ 8,741	150,349	410,202
Weighted average period	2 years 4 months 28 days		3 years 2 months 26 days
General and administrative expenses
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation	¥ 34,842	¥ 207,008	¥ 290,630	¥ 353,151	¥ 508,162